ESTIMATION OF FAIR VALUE - Valuation of equity instruments Level 3 (Details) - Equity investments - Level 3 of fair value hierarchy [member] $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($) item
Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 370,282
Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (1,117,351)
Comparable multiples / Recent transaction price - EBITDA Number of times
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation by number of times | item	1
Decrease in variation by number of times | item	1
Comparable multiples / Recent transaction price - EBITDA Number of times | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 246,938
Comparable multiples / Recent transaction price - EBITDA Number of times | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (967,707)
Adjusted Net Asset Value -Non-current financial assets
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	5.00%
Decrease in variation (as a percent)	5.00%
Adjusted Net Asset Value -Non-current financial assets | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 50
Adjusted Net Asset Value -Non-current financial assets | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (50)
Option one | More than 5 years [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Option one | More than 5 years [member] | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 7,508
Option one | More than 5 years [member] | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (16,247)
Option one, income
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	1.00%
Decrease in variation (as a percent)	1.00%
Option one, income | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 67,645
Option one, income | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (73,742)
Adjusted discounted cash flow - Discount interest rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Increase in variation (as a percent)	0.50%
Decrease in variation (as a percent)	0.50%
Adjusted discounted cash flow - Discount interest rates | Favorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ 48,141
Adjusted discounted cash flow - Discount interest rates | Unfavorable scenario
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity analysis of investments	$ (59,605)